COMMITMENTS - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Common Stock, Par or Stated Value Per Share		$ 0.001
Earn Out Period		90 days
Maximum Earn Out Shares		9,000,000
Number of Earn Out Shares per Tranche		3,000,000
Threshold trading period for closing sale price		20 days
Threshold consecutive trading period for closing sale price		30 days
Purchase price per share		$ 10.00
Aggregate purchase price	$ 25,000	$ 100,000,050
Threshold Number of Calendar Days After the Business Combination for Filing the Registration Statement of Resale		30 days
Threshold Number of Business Days After the Business Combination for Filing the Registration Statement of Resale		20 days
Subscription Agreements | Private Investment in Public Equity Investment [Member]
Number of shares issued		10,000,005
Purchase price per share		$ 10.00
Price Target of $15.00 [Member]
Common Stock, Par or Stated Value Per Share		15.00
Price Target of $20.00 [Member]
Common Stock, Par or Stated Value Per Share		20.00
Price Target of $30.00 [Member]
Common Stock, Par or Stated Value Per Share		$ 30.00